Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Canopy Rivers Corporation | Share Issue Costs $2,448
Share issue costs		$ 2,448
Canopy Rivers Corporation | Share Issue Costs Two
Share issue costs	$ 6,350
Constellation Brands Inc
Share issue costs	12,100
BC Tweed
Share issue costs	$ 250